GOODWILL AND INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Change in Carrying Amount of Goodwill

The change in carrying amount of goodwill was as follows:

	Years ended December 31,
	2012	2013
Beginning balances:
Goodwill	$118,316	$119,150
Accumulated impairment losses	(70,004)	(70,004)

Net Goodwill	48,312	49,146
Goodwill from business combinations	834	182

Ending balances:
Goodwill	119,150	119,332
Accumulated impairment losses	(70,004)	(70,004)

Net Goodwill	$49,146	$49,328

Schedule of Gross Carrying Amount and Accumulated Amortization

The following table provides the gross carrying amount and accumulated amortization for each major class of intangibles:

	March 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Amortized intangibles:
Customer relationships	$21,958	$(14,839)	$7,119	$21,412	$(14,403)	$7,009
Covenants not-to-compete	426	(180)	246	356	(160)	196
Trademarks and tradenames	12,098	(5,912)	6,186	11,882	(5,687)	6,195

	$34,482	$(20,931)	$13,551	$33,650	$(20,250)	$13,400

The following table provides the gross carrying amount and accumulated amortization for each major class of intangibles:

	As of December 31,			As of December 31,
	2012			2013
	Gross		Net	Gross		Net
	Carrying	Accumulated	Book	Carrying	Accumulated	Book
	Amount	Amortization	Value	Amount	Amortization	Value
Amortized intangibles:
Customer relationships	$20,439	$12,425	$8,014	$21,412	$14,403	$7,009
Covenants not-to-compete	1,021	761	260	356	160	196
Trademarks and tradenames	11,545	4,796	6,749	11,882	5,687	6,195

	$33,005	$17,982	$15,023	$33,650	$20,250	$13,400

Schedule of Estimated Aggregate Annual Amortization	Remaining estimated aggregate annual amortization expense is as follows (amounts are for the fiscal year ended):

Remainder of 2014	$2,035
2015	2,543
2016	2,199
2017	1,610
2018	1,399
Thereafter	3,765
Remaining estimated aggregate annual amortization expense is as follows:

2014	$2,659
2015	2,456
2016	2,113
2017	1,524
2018	1,313
Thereafter	3,335